Organization and Business Overview (Details) - USD ($)				12 Months Ended
	Oct. 28, 2025	Oct. 22, 2025	May 06, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Organization and Business Overview [Line Items]
Date of incorporation of entity				Feb. 28, 2024
Authorized share capital				$ 7,500
Gross proceeds				6,533,660
Shares issued			50,000
Net proceeds				6,500,000
Underwriting discounts and commission				2,600,000
Offering price		$ 4
Offering expenses				2,600,000
Proceeds from gross offering				7,400,000
Net amount				$ 4,800,000
Ordinary Shares [Member]
Organization and Business Overview [Line Items]
Par value per share				$ 0.15
Ordinary shares issued				50,000
Class A Ordinary Shares
Organization and Business Overview [Line Items]
Par value per share				$ 0.0001	$ 0.0001
Ordinary shares issued				15,178,000	15,178,000
Shares issued		1,600,000
Ms. Wong Kit [Member] | Ordinary Shares [Member]
Organization and Business Overview [Line Items]
Ordinary shares issued				8,892
IPO [Member]
Organization and Business Overview [Line Items]
Gross proceeds	$ 960,000	$ 6,400,000
Offering expenses		$ 2,600,000
IPO [Member] | Class A Ordinary Shares
Organization and Business Overview [Line Items]
Par value per share		$ 0.0001
Shares issued		1,600,000
Over Allotment [Member]
Organization and Business Overview [Line Items]
Shares issued	240,000
Underwritter [Member]
Organization and Business Overview [Line Items]
Offering expenses				$ 1,700,000